Commitments and Contingencies (Detail) (USD $) In Millions, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Guarantees for debt and other obligations of third parties [member] Agreement CreditFacility	Dec. 31, 2013 Guarantees for debt and other obligations of third parties [member] CreditFacility Agreement	Jun. 30, 2014 Management contract performance guarantees [member] Contract	Dec. 31, 2013 Management contract performance guarantees [member] Contract	Dec. 31, 2012 Management contract performance guarantees [member]	Jun. 30, 2014 Commitments for capital expenditures [member]	Dec. 31, 2013 Commitments for capital expenditures [member]	Dec. 31, 2013 Timeshare inventory purchase commitment [member]	Jun. 30, 2014 Timeshare inventory purchase commitment [member]	Dec. 31, 2010 Settlement guarantee [member]	Jun. 30, 2014 Settlement guarantee [member]	Dec. 31, 2013 Settlement guarantee [member]
Commitments and Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted				$ 27	$ 27	$ 150	$ 150							$ 37	$ 48
Guarantor Obligations, Term				four months to nine years	Ten months to nine years	2018 to 2030	2018 to 2030
Number of letters of credit pledged as collateral				2	2
Letters of credit outstanding, amount				27	27
Number of guarantees with pledged collateral				2	2
Number of contracts with performance guarantees						6	6
Current liabilities	2,120	2,142	2,349			9	9	30
Non-current liabilities						46	51	57
Purchase commitment, remaining minimum amount committed									144	121
Long-term purchase commitment, amount											92
Long-term purchase commitment, time period											4 years 0 months 0 days
Quarterly purchase commitment, amount											6
Purchase commitment satisfied											35	46
2014 contractual obligation											24
2015 contractual obligation											24	24
2016 contractual obligation											9	10
Litigation settlement, amount													75
2014 contractual obligation												$ 12